Retirement Benefit Plans - Summary of Retirement Benefit Plans (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets/(liabilities)
Total net assets	£ 527	£ 728
Santander UK Group [member]
Assets/(liabilities)
Total net assets	527	728
Santander UK Group [member] | Unfunded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	(39)	(39)
Santander UK Group [member] | Surplus [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	779	842
Santander UK Group [member] | Deficit [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	£ (213)	£ (75)